SHORT-TERM BANK BORROWINGS (Tables)	12 Months Ended
Sep. 30, 2022
SHORT-TERM BANK BORROWINGS
Schedule of short-term bank borrowings

Short-term bank borrowings consisted of the following at September 30, 2021:

		Amount -	Issuance	Expiration
Bank Name	Amount - RMB	USD	Date	Date	Interest
Bank of China	5,650,000	876,866	2021-08-30	2022-08-26	5.27%
Bank of China	4,250,000	659,590	2021-09-06	2022-09-01	5.27%
China Merchants Bank	7,000,000	1,086,383	2021-05-25	2021-11-24	4.55%
China Merchants Bank	5,000,000	775,988	2021-05-31	2021-11-24	4.55%
China Merchants Bank	4,000,000	620,790	2021-06-09	2021-11-24	4.55%
Industrial Bank	6,000,000	931,185	2021-02-01	2022-02-01	5.22%
Industrial Bank	7,000,000	1,086,383	2021-02-02	2022-01-26	5.22%
China Minsheng Bank	45,000,000	6,983,890	2021-03-24	2022-03-20	4.50%
China Minsheng Bank	9,000,000	1,396,778	2021-03-26	2022-03-20	4.50%
China Minsheng Bank	3,000,000	465,593	2021-03-31	2022-03-20	4.50%
China Minsheng Bank	4,000,000	620,790	2021-05-18	2022-05-18	4.50%
China Minsheng Bank	5,000,000	775,988	2021-06-17	2022-06-10	3.50%
China Minsheng Bank	5,000,000	775,988	2021-08-12	2022-08-11	3.50%
China Minsheng Bank	5,000,000	775,988	2021-06-21	2022-06-23	3.50%
CZBANK	980,000	152,094	2020-12-16	2021-11-18	5.50%
CZBANK	1,000,000	155,198	2021-07-15	2022-04-07	5.60%
CZBANK	4,600,000	713,909	2020-12-14	2021-11-11	5.50%
CZBANK	2,140,000	332,123	2020-11-25	2021-11-09	5.50%
CZBANK	1,960,000	304,187	2020-11-17	2021-11-02	5.80%
CZBANK	1,275,000	197,877	2020-11-18	2021-11-04	5.80%
CZBANK	2,000,000	310,395	2020-12-16	2021-11-16	5.50%
CZBANK	2,000,000	310,395	2021-04-13	2022-04-11	6.00%
Bank of Communications	7,000,000	1,086,383	2021-07-15	2022-07-06	4.65%
Total	137,855,000	21,394,761

Short-term bank borrowings consisted of the following at September 30, 2022:

		Amount -	Issuance	Expiration
Bank Name	Amount - RMB	USD	Date	Date	Interest
Industrial Bank	6,000,000	843,467	2021-11-08	2022-11-08	5.22%
Industrial Bank	7,000,000	984,044	2021-11-05	2022-11-05	5.22%
China Merchants Bank	13,000,000	1,827,511	2022-06-08	2022-12-07	4.80%
China Minsheng Bank	10,000,000	1,405,778	2022-09-09	2023-09-09	4.20%
China Minsheng Bank	15,000,000	2,108,667	2022-09-14	2023-09-14	4.20%
China Minsheng Bank	16,000,000	2,249,244	2022-09-08	2023-09-08	4.20%
China Minsheng Bank	20,000,000	2,811,555	2022-09-13	2022-09-13	4.20%
CZBANK	2,000,000	281,156	2022-03-02	2023-02-28	5.60%
CZBANK	3,000,000	421,733	2022-07-11	2023-07-10	5.00%
CZBANK	5,850,000	822,380	2022-07-21	2023-07-19	5.00%
CZBANK	1,000,000	140,578	2022-07-25	2023-07-24	5.00%
CZBANK	1,500,000	210,867	2022-08-05	2023-08-04	5.00%
CZBANK	1,400,000	196,809	2022-09-23	2023-09-22	5.00%
Huaxia Bank	3,000,000	421,733	2022-03-23	2023-03-15	5.30%
Huaxia Bank	4,000,000	562,311	2022-03-16	2023-03-01	5.30%
Huaxia Bank	6,900,000	969,987	2022-05-05	2023-04-15	5.30%
Total	115,650,000	16,257,820

Schedule of carrying values of pledged assets to secure short-term borrowings

The carrying values of the Company’s pledged assets to secure short-term borrowings by the Company are as follows:

	As of September 30,
	2022	2021
Accounts receivable	$—	$2,053,490
Buildings, net	1,211,943	4,508,834
Land use rights, net	368,015	419,721
Machinery, net	134,076	92,761
Inventory	—	2,793,556
Deposit Receipt	702,889	2,327,963
Total	$2,416,923	$12,196,325